Concentration Of Credit Risk (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable	€ 1,300,000	€ 1,100,000